Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ 220,203	¥ (443,552)	¥ 600,511
Other comprehensive income, net of tax:
Foreign currency translation adjustments	138,130	15,443	25,502
Unrealized holding gains (losses) on securities:
Amount arising during the period	89,693	2,320	(4,344)
Adjustments related to retirement and severance benefits:
Amount arising during the period	(1,703)	(4,886)	1,071
Net current-year other comprehensive income (loss)	226,120	12,877	22,229
Total comprehensive income (loss)	446,323	(430,675)	622,740
Less: Comprehensive income attributable to noncontrolling interests	1,750	4,798	4,490
Total comprehensive income (loss) attributable to UBIC, Inc. shareholders	¥ 444,573	¥ (435,473)	¥ 618,250